Prepaid Expense - Schedule of Prepaid Expense (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepaid Expense [Abstract]
Consulting fee	$ 900,000
Legal fee	20,000
Insurance expenses	56,023	2,599
Others	2,070	1,172
Total	$ 978,093	$ 3,771